SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Segment Information

Financial information for the company’s segments is as follows:

for the years ended December 31 (in millions)	2017	2016	2015
Net sales
Americas	$5,720	$5,437	$5,222
EMEA	2,731	2,697	2,774
APAC	2,110	2,029	1,972
Total net sales	$10,561	$10,163	$9,968
Operating income
Americas	$2,234	$2,078	$1,830
EMEA	564	476	342
APAC	512	464	405
Total segment operating income	$3,310	$3,018	$2,577
Depreciation Expense
Americas	$224	$217	$210
EMEA	166	178	179
APAC	85	86	78
Corporate and other	132	151	130
Total depreciation expense	$607	$632	$597
Capital expenditures
Americas	$267	$332	$408
EMEA	161	140	212
APAC	96	103	149
Corporate and other	101	116	137
Total capital expenditures	$625	$691	$906

Operating Income to Income from Continuing Operations Reconciliation

The following table is a reconciliation of segment operating income to income from continuing operations before income taxes per the consolidated statements of income.

for the years ended December 31 (in millions)	2017	2016	2015
Total segment operating income	$3,310	$3,018	$2,577
Corporate and other	(2,019)	(2,273)	(2,004)
Total operating income	1,291	745	573
Net interest expense	55	66	126
Other (income) expense, net	19	(4,275)	19
Income from continuing operations before income taxes	$1,217	$4,954	$428

Net Sales by GBU

The following table represents net sales by GBU.

years ended December 31	2017	2016	2015
Renal Care[1]	3,480	3,421	3,401
Acute Therapies[2]	456	429	385
Medication Delivery[3]	2,698	2,596	2,375
Pharmaceuticals⁴	1,883	1,722	1,801
Nutrition⁵	882	858	857
Advanced Surgery⁶	707	690	693
Other⁷	455	447	456
Total Baxter	$10,561	$10,163	$9,968

[1]	Renal Care includes sales of the company’s peritoneal dialysis (PD) and hemodialysis (HD) and additional dialysis therapies and services.
[2]	Acute Therapies includes sales of the company’s continuous renal replacement therapies (CRRT) and other organ support therapies focused in the ICU.
[3]	Medication Delivery includes sales of the company’s IV therapies, infusion pumps, administration sets and drug reconstitution devices.
[4]	Pharmaceuticals includes sales of the company’s premixed and oncology drug platforms, inhaled anesthesia and critical care products and pharmacy compounding services.
[5]	Nutrition includes sales of the company’s parenteral nutrition (PN) therapies.
⁶	Advanced Surgery includes sales of the company’s biological products and medical devices used in surgical procedures for hemostasis, tissue sealing and adhesion prevention.
⁷	Other includes sales primarily from the company’s pharmaceutical partnering business.

Geographic Information

Geographic information

for the years ended December 31 (in millions)	2017	2016	2015
Net sales
United States	$4,510	$4,259	$4,001
Latin America and Canada	1,210	1,178	1,221
Total Americas	$5,720	$5,437	$5,222
Europe	2,731	2,697	2,774
Asia-Pacific	2,110	2,029	1,972
Total net sales	$10,561	$10,163	$9,968

as of December 31 (in millions)	2017	2016
PP&E, net
United States	$1,772	$1,751
Europe	1,268	1,166
Asia-Pacific	903	752
Latin America and Canada	645	620
Consolidated PP&E, net	$4,588	$4,289